Unrealized Losses on Investments (Detail) - USD ($) $ in Millions	Jun. 30, 2015	Jun. 30, 2014
Unrealized Losses on Investments [Line Items]
Less than 12 Months - Fair Value	$ 18,789	$ 6,464
Less than 12 Months - Unrealized Losses	(236)	(89)
12 Months or Greater - Fair Value	719	1,223
12 Months or Greater - Unrealized Losses	(77)	(42)
Total Fair Value	19,508	7,687
Total Unrealized Losses	(313)	(131)
U.S. government and agency securities
Unrealized Losses on Investments [Line Items]
Less than 12 Months - Fair Value	6,636	4,161
Less than 12 Months - Unrealized Losses	(9)	(29)
12 Months or Greater - Fair Value	421	850
12 Months or Greater - Unrealized Losses	(21)	0
Total Fair Value	7,057	5,011
Total Unrealized Losses	(30)	(29)
Foreign government bonds
Unrealized Losses on Investments [Line Items]
Less than 12 Months - Fair Value	4,611	566
Less than 12 Months - Unrealized Losses	(12)	(4)
12 Months or Greater - Fair Value	18	21
12 Months or Greater - Unrealized Losses	(12)	(6)
Total Fair Value	4,629	587
Total Unrealized Losses	(24)	(10)
Mortgage- and asset-backed securities
Unrealized Losses on Investments [Line Items]
Less than 12 Months - Fair Value	3,171	120
Less than 12 Months - Unrealized Losses	(5)	0
12 Months or Greater - Fair Value	28	61
12 Months or Greater - Unrealized Losses	(1)	(2)
Total Fair Value	3,199	181
Total Unrealized Losses	(6)	(2)
Corporate notes and bonds
Unrealized Losses on Investments [Line Items]
Less than 12 Months - Fair Value	2,946	1,154
Less than 12 Months - Unrealized Losses	(29)	(8)
12 Months or Greater - Fair Value	104	34
12 Months or Greater - Unrealized Losses	(8)	(1)
Total Fair Value	3,050	1,188
Total Unrealized Losses	(37)	(9)
Municipal securities
Unrealized Losses on Investments [Line Items]
Less than 12 Months - Fair Value	36
Less than 12 Months - Unrealized Losses	(1)
12 Months or Greater - Fair Value	0
12 Months or Greater - Unrealized Losses	0
Total Fair Value	36
Total Unrealized Losses	(1)
Common and preferred stock
Unrealized Losses on Investments [Line Items]
Less than 12 Months - Fair Value	1,389	463
Less than 12 Months - Unrealized Losses	(180)	(48)
12 Months or Greater - Fair Value	148	257
12 Months or Greater - Unrealized Losses	(35)	(33)
Total Fair Value	1,537	720
Total Unrealized Losses	$ (215)	$ (81)